TCW/DW EMERGING MARKETS OPPORTUNITIES TRUST  TWO WORLD TRADE CENTER, NEW YORK,
                                             NEW YORK 10048
LETTER TO THE SHAREHOLDERS JULY 31, 1997

DEAR SHAREHOLDER:

In the Latin American equity markets, Brazil and Mexico had a strong influence on the Fund's performance. Within the Asian countries, Thailand and Korea's depressed stock markets caused some uncertainty. In the European equity markets, Russia continued to have the strongest gains.

PERFORMANCE

For the six-month period ended July 31, 1997, TCW/DW Emerging Markets Opportunities Trust registered a total return of 19.05 percent based on net asset value. Based on the Trust's market price on the New York Stock Exchange, the Trust's total return was 20.62 percent. By comparison, the International Finance Corporation's Investable (IFCI) Emerging Markets Total Return Fund Index posted a total return of 9.53 percent. The Lipper Analytical Services Inc. Emerging Markets Fund's Average total return for the same time period was 12.76 percent.

SECTORS
LATIN AMERICA

The Latin American equity markets began the year on a strong note as robust corporate earnings growth and attractive valuations prompted strong capital inflows to the region. The region's markets then continued to rally during the second quarter as macroeconomic and political fundamentals continued to improve, while corporate earnings results were generally in line with expectations. Latin American stocks weathered a turbulent month in July as currency devaluations in other emerging markets induced concerns about the strength of the Brazilian currency. However, the markets rallied toward the end of the month when it became more evident that the Brazilian currency was not undergoing widespread speculation.

TCW/DW EMERGING MARKETS OPPORTUNITIES TRUST
LETTER TO THE SHAREHOLDERS JULY 31, 1997, CONTINUED

ASIA

The Asian equity markets posted mixed results as capital inflows tapered off from the high levels experienced at the end of 1996. There was sluggish growth in earnings and a decline in exports within the region. The devaluation of Thailand's currency, the baht, put pressure on other currencies in Southeast Asia, particularly in Malaysia, Indonesia and the Philippines. The depressed Thai and Korean stock markets created expectations of future asset deflation within other countries in the Asian region. The Trust exited the Thai equity market early in the year as overlending in the property sector put downward pressure on weaker banks and financial institutions. Although the Thai government was able to defend its currency for some time by significantly raising interest rates, it ultimately chose to permit a devaluation on July 2. The Trust's Adviser, TCW Funds Management, Inc. (TCW), has also reduced the portfolio's Philippine exposure, because of cyclical concerns.

EUROPE AND AFRICA

TCW's investment outlook in emerging Europe remains positive. The EMEA (Europe, Middle East, Africa) region of the IFC Composite Index rose on average 9.8 percent during the period under review. TCW has increased the Trust's exposure to Russian equities while maintaining an overweighted position in Poland. With the exception of Russia, the stock markets of Eastern Europe were constrained by poor sentiment following the Czech currency crisis. Russian equities continued to post the region's strongest gains, surging 94 percent in U.S. dollar terms during the period against a backdrop of lower perceived risk and strong international liquidity flows. The market continued to benefit from positive fundamental developments, including the International Monetary Fund's release of $647 million in previously withheld installments from its three-year loan program.

THE PORTFOLIO

In terms of country allocation, the Fund's investments during the period were spread among Latin America (50 percent), Asia (32 percent) and Europe/Africa (18 percent). Emerging markets performed well during the period, with strong gains witnessed in Latin America and emerging Europe able to offset lackluster returns in the equity markets of Asia.

TCW maintains an overweighted position in the Latin American equity markets, on expectations of further gains in the region as economic and political fundamentals continue to improve. The Trust remains focused on state-owned companies in Brazil because of anticipated efficiency resulting from privatization and interest rate sensitive sectors in Mexico, which should benefit from the continued recovery of that country's economy.

TCW/DW EMERGING MARKETS OPPORTUNITIES TRUST
LETTER TO THE SHAREHOLDERS JULY 31, 1997, CONTINUED

With respect to the Asian equity markets, TCW has increased the Trust's position in Hong Kong on the belief that strong capital inflows from mainland China and the other Southeast Asian markets should continue to bolster Hong Kong's performance. Exposure has been increased to the electronic, property and construction sectors in Taiwan because of their improved outlook for earnings growth in 1997. TCW has also overweighted Indian equities, given attractive valuation levels, favorable liquidity environment and expectations for a rebound in corporate earnings. TCW has started to gradually increase the Trust's position in South Korea, because of prospects there for an export-led economic recovery. Also, the Trust shifted to an underweighted position in Malaysian equities as more cautious lending policies are expected to generate a slowdown in economic activity.

In Europe and Africa, TCW has increased exposure to Russian equities, because of strong gains that are expected to continue. The Trust entered the Egyptian equity market and is gradually building its position in South African equities, but eliminated exposure to the Czech Republic and Turkey, because of political and economic uncertainties.

On July 22, 1997, the shareholders of the Trust approved the conversion of the Trust from a closed-end investment company to an open-end investment company. It is anticipated that this conversion will take place by the end of the Trust's fiscal year in January 1998.

We would like to remind you that the Trustees have approved a procedure whereby the Trust, when appropriate, may repurchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase. During the period ended July 31, 1997, the Trust did not repurchase any shares.

We appreciate your support of TCW/DW Emerging Markets Opportunities Trust and look forward to continuing to serve your investment needs and objectives.

Very truly yours,

        [SIGNATURE]
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

TCW/DW EMERGING MARKETS OPPORTUNITIES TRUST
RESULTS OF SPECIAL MEETING (UNAUDITED)

On June 24 and July 22, 1997, a special meeting of the Fund's shareholders was held for the purpose of voting on ten separate matters, the results of which were as follows:

(1)ELECTION OF TRUSTEES:

    RICHARD M. DEMARTINI
    For..................................     14,078,724
    Withheld.............................        479,171
    THOMAS E. LARKIN, JR.
    For..................................     14,082,942
    Withheld.............................        474,953

(2)
  APPROVAL OF CONTINUANCE OF THE CURRENTLY EFFECTIVE INVESTMENT ADVISORY AGREEMENT BETWEEN THE TRUST AND TCW FUNDS MANAGEMENT, INC.:

For............................................................................  14,028,200
Against........................................................................     178,487
Abstain........................................................................     351,208

(3)
  RATIFICATION OF THE SELECTION OF PRICE WATERHOUSE LLP AS THE TRUST'S INDEPENDENT ACCOUNTANTS:

For............................................................................  14,210,115
Against........................................................................      91,074
Abstain........................................................................     256,706

(4)
  SHAREHOLDER PROPOSAL RECOMMENDING THE BOARD TAKE ACTION TO CONVERT THE TRUST FROM CLOSED-END TO OPEN-END STATUS:

For............................................................................   8,466,865
Against........................................................................     557,921
Abstain........................................................................   2,998,477

(5)
  APPROVAL OF THE CONVERSION OF THE TRUST FROM A CLOSED-END INVESTMENT COMPANY TO AN OPEN-END INVESTMENT COMPANY AND AMENDMENT OF THE TRUST'S DECLARATION OF
  TRUST:

For............................................................................  11,035,883
Against........................................................................     377,636
Abstain........................................................................     609,744

TCW/DW EMERGING MARKETS OPPORTUNITIES TRUST
RESULTS OF SPECIAL MEETING (UNAUDITED) CONTINUED

The following proposals (6-10) relate to the Trust once it has been converted to an open-end investment company:

(6)ELECTION OF TRUSTEES:

RICHARD M. DEMARTINI
For............................     11,257,833
Withheld.......................        765,430
THOMAS E. LARKIN, JR.
For............................     11,297,338
Withheld.......................        725,925
JOHN C. ARGUE
For............................     11,292,703
Withheld.......................        730,560
CHARLES A. FIUMEFREDDO
For............................     11,294,698
Withheld.......................        728,565
JOHN R. HAIRE
For............................     11,288,865
Withheld.......................        734,398
DR. MANUEL H. JOHNSON
For............................     11,296,562
Withheld.......................        726,701
MICHAEL E. NUGENT
For............................     11,296,644
Withheld.......................        726,619
JOHN L. SCHROEDER
For............................     11,292,977
Withheld.......................        730,286
MARC I. STERN
For............................     11,297,679
Withheld.......................        725,584

(7)
  APPROVAL OF A NEW INVESTMENT ADVISORY AGREEMENT BETWEEN THE TRUST AND TCW FUNDS MANAGEMENT, INC.:

For............................................................................  10,985,793
Against........................................................................     343,703
Abstain........................................................................     693,767

(8)
  APPROVAL OF A NEW SUB-ADVISORY AGREEMENT BETWEEN TCW FUNDS MANAGEMENT, INC. AND TCW LONDON INTERNATIONAL, LIMITED:

For............................................................................  11,003,483
Against........................................................................     309,645
Abstain........................................................................     710,135

(9)
  APPROVAL OF A NEW SUB-ADVISORY AGREEMENT BETWEEN TCW FUNDS MANAGEMENT, INC. AND TCW ASIA LIMITED:

For............................................................................  10,993,587
Against........................................................................     314,836
Abstain........................................................................     714,840

(10)
  APPROVAL OF A PLAN OF DISTRIBUTION PURSUANT TO RULE 12B-1 UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED:

For............................................................................  10,531,695
Against........................................................................     775,964
Abstain........................................................................     715,604

TCW/DW EMERGING MARKETS OPPORTUNITIES TRUST
PORTFOLIO OF INVESTMENTS JULY 31, 1997 (UNAUDITED)

SHARES/PRINCIPAL
     AMOUNT                                              VALUE
-------------------------------------------------------------------
                   COMMON AND PREFERRED STOCKS, CONVERTIBLE BONDS
                   AND WARRANTS (95.5%)
                   ARGENTINA (5.2%)
                   BANKS
         44,219    Banco de Galicia y Buenos Aires
                     S.A. de C.V. (ADR)...........  $     1,387,371
         46,656    Banco Frances del Rio de la
                     Plata S.A. (ADR).............        1,656,288
                                                    ---------------
                                                          3,043,659
                                                    ---------------
                   ELECTRIC
         41,709    Capex S.A......................          358,766
                                                    ---------------
                   FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
        121,387    Molinos Rio de la Plata S.A.
                     (Class B)*...................          449,217
                                                    ---------------
                   INVESTMENT COMPANIES
        158,900    CEI Citicorp Holdings S.A......        1,188,798
                                                    ---------------
                   MULTI-INDUSTRY
        593,856    Perez Companc S.A. (Class B)...        4,876,484
                                                    ---------------
                   OIL & GAS
        113,890    Yacimentos Petroliferos
                     Fiscales S.A. (ADR)..........        3,687,189
                                                    ---------------
                   REAL ESTATE
        185,098    Inversiones y Representaciones
                     S.A. (Class B)...............          809,032
                                                    ---------------
                   STEEL
        507,401    Siderca S.A. (Class A).........        1,375,318
                                                    ---------------
                   TELECOMMUNICATIONS
         64,900    Telecom Argentina Stet - France
                     Telecom S.A..................          374,544
         12,910    Telecom Argentina Stet - France
                     Telecom S.A. (ADR)...........          746,359
         53,070    Telefonica de Argentina S.A.
                     (ADR)........................        2,106,216
                                                    ---------------
                                                          3,227,119
                                                    ---------------

                   TOTAL ARGENTINA................       19,015,582
                                                    ---------------

SHARES/PRINCIPAL
     AMOUNT                                              VALUE
-------------------------------------------------------------------

                   BRAZIL (18.7%)
                   BANKING
     89,187,804    Banco Bradesco S.A. (Pref.)....  $       967,732
      1,855,940    Banco Itau S.A. (Pref.)........        1,098,585
                                                    ---------------
                                                          2,066,317
                                                    ---------------
                   BREWERY
      3,287,202    Companhia Cervejaria Brahma
                     (Pref.)......................        2,489,124
                                                    ---------------
                   BUILDING MATERIALS
        184,000    Companhia Cimento Portland Itau
                     (Pref.)......................           60,319
                                                    ---------------
                   ELECTRIC
     25,000,000    Companhia Paranaense de
                     Energia-Copel................          474,421
         51,530    Compania Paranaense de
                     Energia-Copel (ADR)..........          991,952
                                                    ---------------
                                                          1,466,373
                                                    ---------------
                   GAS
     43,020,000    Petrobras Distribuidora
                     (Pref.)......................        1,418,242
                                                    ---------------
                   METALS & MINING
        148,140    Companhia Vale do Rio Doce S.A.
                     (Pref.)......................        3,885,101
                                                    ---------------
                   MISCELLANEOUS
      1,458,000    Encorpar S.A...................        --
                                                    ---------------
                   MULTI-INDUSTRY
      2,633,000    Itausa Investimentos Itau S.A.
                     (Pref.)......................        2,553,006
                                                    ---------------
                   OIL & GAS
     32,551,000    Petroleo Brasileiro S.A.
                     (Pref.)......................        9,889,444
                                                    ---------------
                   STEEL & IRON
         48,650    Usinas Siderurgicas de Minas
                     Gerais S.A. (Pref.)..........          567,860
                                                    ---------------
                   TELECOMMUNICATIONS
        924,806    Cia Riograndense
                     Telecomunicacoes S.A.........        1,537,643
      9,820,000    Telecomunicacoes Brasileiras
                     S.A..........................        1,346,543
         67,100    Telecomunicacoes Brasileiras
                     S.A. (ADR)...................        9,955,962
     85,765,125    Telecomunicacoes Brasileiras
                     S.A. (Pref.).................       12,751,118
        611,870    Telecomunicacoes de Sao Paulo
                     S.A.*........................          188,155

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW EMERGING MARKETS OPPORTUNITIES TRUST
PORTFOLIO OF INVESTMENTS JULY 31, 1997 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                              VALUE
-------------------------------------------------------------------
        369,589    Telecomunicacoes de Sao Paulo
                     S.A. (Pref.) (RCP)...........  $       123,208
      7,869,300    Telecomunicacoes de Sao Paulo
                     S.A. (Pref.).................        2,688,744
                                                    ---------------
                                                         28,591,373
                                                    ---------------
                   TEXTILES
      1,458,000    Companhia de Tecidos Norte de
                     Minas (Pref.)................          549,325
                                                    ---------------
                   UTILITIES - ELECTRIC
      2,268,483    Centrais Electricas Brasileiras
                     S.A..........................        1,235,924
      7,084,677    Centrais Electricas Brasileiras
                     S.A. (Pref.).................        4,187,084
     50,584,000    Companhia Energetica de Minas
                     Gerais S.A. (Pref.)..........        2,849,408
         63,700    Companhia Energetica de Minas
                     Gerais S.A. (ADR)............        3,583,125
         16,191    Companhia Energetica de Minas
                     Gerais S.A. (Pref.) (ADR) -
                     144A**.......................          910,744
      3,840,800    Light Participacoes, S.A.......        1,737,919
                                                    ---------------
                                                         14,504,204
                                                    ---------------

                   TOTAL BRAZIL...................       68,040,688
                                                    ---------------

                   CHILE (5.3%)
                   BANKS
         52,100    Banco BHIF (ADR)*..............        1,107,125
         86,700    Banco Santander Chile (ADR)....        1,365,525
                                                    ---------------
                                                          2,472,650
                                                    ---------------
                   ELECTRIC
         19,500    Chilectra S.A. (ADR) -
                     144A**.......................          591,094
                                                    ---------------
                   FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
         81,820    Embotelladora Andina S.A.
                     (Series A) (ADR).............        1,738,675
         49,320    Embotelladora Andina S.A.
                     (Series B) (ADR).............        1,017,225
         32,400    Vina Concha Y Toro (ADR).......          984,150
                                                    ---------------
                                                          3,740,050
                                                    ---------------

SHARES/PRINCIPAL
     AMOUNT                                              VALUE
-------------------------------------------------------------------
                   INVESTMENT COMPANIES
         48,715    Genesis Chile Fund Ltd.........  $     2,484,465
        826,500    The Five Arrows Chile
                     Investment Trust Fund Ltd....        2,756,377
                                                    ---------------
                                                          5,240,842
                                                    ---------------
                   MULTI-INDUSTRY
         48,050    Madeco S.A. (ADR)..............        1,159,206
                                                    ---------------
                   RETAIL
         27,315    Supermercados Unimarc S.A.
                     (ADR)*.......................          472,891
                                                    ---------------
                   SUPERMARKETS
         15,720    Santa Isabel S.A. (ADR)........          432,300
                                                    ---------------
                   TELECOMMUNICATIONS
         95,604    Compania de Telecomunicaciones
                     de Chile S.A. (ADR)..........        3,148,957
                                                    ---------------
                   UTILITIES - ELECTRIC
         27,595    Chilgener S.A. (ADR)...........          820,951
         32,560    Enersis S.A. (ADR).............        1,210,825
                                                    ---------------
                                                          2,031,776
                                                    ---------------

                   TOTAL CHILE....................       19,289,766
                                                    ---------------

                   CHINA (0.1%)
                   MACHINERY
        596,000    First Tractor Co. (H
                     Shares)*.....................          419,610
                                                    ---------------

                   COLOMBIA (1.9%)
                   BANKING
        203,774    Banco de Bogota................        1,216,643
         41,665    Banco Industrial Colombiano
                     S.A. (ADR)...................          708,305
                                                    ---------------
                                                          1,924,948
                                                    ---------------
                   BUILDING & CONSTRUCTION
         48,265    Cementos Diamante S.A. (ADR) -
                     144A**.......................          687,776
        156,108    Compania de Cementos Argos
                     S.A..........................        1,177,327
                                                    ---------------
                                                          1,865,103
                                                    ---------------
                   FINANCIAL SERVICES
         72,114    Compania Suramericana de
                     Seguros S.A..................        1,814,181
                                                    ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW EMERGING MARKETS OPPORTUNITIES TRUST
PORTFOLIO OF INVESTMENTS JULY 31, 1997 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                              VALUE
-------------------------------------------------------------------
                   FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
        103,490    Compania Nacional de Chocolates
                     S.A..........................  $       905,933
                                                    ---------------
                   RETAIL
         45,000    Almacenes Exito S.A............          155,549
                                                    ---------------

                   TOTAL COLOMBIA.................        6,665,714
                                                    ---------------

                   EGYPT (0.9%)
                   BANKS
         85,000    Commercial International Bank
                     (GDR) -144A**................        1,921,000
         36,000    MISR International Bank, S.A.E
                     (GDR) - 144A**...............          540,000
                                                    ---------------
                                                          2,461,000
                                                    ---------------
                   BUILDING MATERIALS
         45,000    Suez Cement Co. (GDR) -
                     144A**.......................          882,000
                                                    ---------------

                   TOTAL EGYPT....................        3,343,000
                                                    ---------------

                   HONG KONG (6.0%)
                   CHEMICALS
      4,412,000    China Merchants Holdings
                     International Co., Ltd.......       12,681,437
                                                    ---------------
                   ELECTRIC
      3,189,000    Beijing Datang Power Generation
                     Co., Ltd.*...................        1,616,952
                                                    ---------------
                   RETAIL - DEPARTMENT STORES
      2,556,000    China Everbright-IHD Pacific
                     Ltd..........................        7,412,763
                                                    ---------------

                   TOTAL HONG KONG................       21,711,152
                                                    ---------------

                   HUNGARY (1.4%)
                   CHEMICALS
         21,800    BorsodChem RT (GDR) - 144A**...          806,600
                                                    ---------------
                   HOTELS
         30,633    Pannonia Hotels................          516,055
                                                    ---------------
                   PHARMACEUTICALS
         14,997    EGIS RT........................          992,045
         19,689    Gedeon Richter RT (GDR) -144A**
                     *............................        1,904,911
                                                    ---------------
                                                          2,896,956
                                                    ---------------

SHARES/PRINCIPAL
     AMOUNT                                              VALUE
-------------------------------------------------------------------
                   PUBLISHING
          2,550    Matav RT*......................  $       778,230
            400    Matav RT (Series A)............          122,075
                                                    ---------------
                                                            900,305
                                                    ---------------

                   TOTAL HUNGARY..................        5,119,916
                                                    ---------------

                   INDIA (4.8%)
                   AUTO TRUCKS & PARTS
         97,000    Tata Engineering & Locomotive
                     Co. Ltd. (GDR) -144A**.......        1,193,100
                                                    ---------------
                   BANKS
        201,200    State Bank of India (GDR)*.....        5,281,500
                                                    ---------------
                   FINANCIAL SERVICES
         64,950    Hindalco Industries Ltd.
                     (GDR)*.......................        2,354,437
                                                    ---------------
                   INDUSTRIALS
        130,000    Mahindra & Mahindra Ltd.
                     (GDR)*.......................        1,865,500
                                                    ---------------
                   PHARMACEUTICALS
         64,000    Ranbaxy Laboratories Ltd.
                     (GDR)........................        1,552,000
                                                    ---------------
                   TELECOMMUNICATIONS
        109,500    Videsh Sanchar Nigam Ltd.
                     (GDR)*.......................        1,861,500
                                                    ---------------
                   UTILITIES - ELECTRIC
        139,600    BSES Ltd. (GDR)................        3,315,500
                                                    ---------------

                   TOTAL INDIA....................       17,423,537
                                                    ---------------

                   INDONESIA (3.4%)
                   BANKING
      4,986,939    PT Bank Internasional
                     Indonesia....................        3,487,036
        615,194    PT Bank Internasional Indonesia
                     (Warrants due 01/17/00)*.....          192,101
                                                    ---------------
                                                          3,679,137
                                                    ---------------
                   FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
        533,000    PT Gudang Garam................        2,016,619
      1,389,600    PT London Sumatra Indonesia*...        1,770,276
                                                    ---------------
                                                          3,786,895
                                                    ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW EMERGING MARKETS OPPORTUNITIES TRUST
PORTFOLIO OF INVESTMENTS JULY 31, 1997 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                              VALUE
-------------------------------------------------------------------
                   RETAIL
        947,000    PT Ramayana Lestari Sentosa*...  $     2,430,996
                                                    ---------------
                   TELECOMMUNICATIONS
      1,533,000    PT Telekomunikasi..............        2,349,425
                                                    ---------------

                   TOTAL INDONESIA................       12,246,453
                                                    ---------------

                   IRELAND (0.2%)
                   INVESTMENT COMPANIES
         80,000    Central Asian Investment
                     Company Ltd..................          600,000
                                                    ---------------
                   KAZAKHSTAN (0.3%)
                   BANKS
         42,400    Kazkommertsbank Co. (GDR) -
                     144A **......................        1,060,000
                                                    ---------------

                   MALAYSIA (5.8%)
                   AGRICULTURE
        151,000    IOI Corporated Berhad..........          160,004
        644,000    Kulim (Malaysia) Berhad........        1,071,295
                                                    ---------------
                                                          1,231,299
                                                    ---------------
                   CONGLOMERATES
        636,000    Gadek Berhad...................        2,874,440
        305,000    Gadek Berhad (Warrants due
                     12/19/00)*...................          509,685
        173,250    Hicom Holdings Berhad (Warrants
                     due 12/18/00)*...............          123,703
        621,000    United Engineers (Malaysia)
                     Berhad Ltd...................        4,339,688
                                                    ---------------
                                                          7,847,516
                                                    ---------------
                   FINANCIAL SERVICES
      1,232,000    Commerce Asset Holdings
                     Berhad.......................        3,088,188
      1,218,000    DCB Holdings Berhad............        3,307,520
                                                    ---------------
                                                          6,395,708
                                                    ---------------
                   LEISURE
        372,000    Magnum Corporation Berhad......          477,539
                                                    ---------------
                   RETAIL
      1,807,000    Larut Consolidated Berhad......        1,763,764
                                                    ---------------

SHARES/PRINCIPAL
     AMOUNT                                              VALUE
-------------------------------------------------------------------
                   TELECOMMUNICATIONS
        863,000    Tenaga Nasional Berhad.........  $     3,474,288
                                                    ---------------

                   TOTAL MALAYSIA.................       21,190,114
                                                    ---------------

                   MEXICO (13.2%)
                   BUILDING & CONSTRUCTION
         56,500    Empresas ICA Sociedad
                     Controladora S.A. de C.V.
                     (ADR)*.......................        1,059,375
                                                    ---------------
                   BUILDING MATERIALS
        187,500    Apasco S.A. de C.V.............        1,438,987
        767,600    Cemex S.A. de C.V. (B
                     Shares)......................        4,329,900
                                                    ---------------
                                                          5,768,887
                                                    ---------------
                   CONGLOMERATES
        432,200    Grupo Carso S.A. de C.V.
                     (Series A1)*.................        3,449,639
        593,575    Grupo Industria Alfa S.A. de
                     C.V. (A Shares)..............        4,859,146
                                                    ---------------
                                                          8,308,785
                                                    ---------------
                   CONSUMER PRODUCTS
        905,250    Kimberly-Clark de Mexico, S.A.
                     de C.V. (A Shares)...........        4,284,248
                                                    ---------------
                   FINANCIAL SERVICES
        414,618    Grupo Financiero Inbursa, S.A.
                     de C.V. (B Shares)...........        1,994,070
                                                    ---------------
                   FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
         55,300    Empresas la Moderna S.A. de
                     C.V. (ADR)...................        1,220,056
        260,200    Fomento Economico Mexicano,
                     S.A. de C.V. (B Shares)......        2,083,464
        200,800    Grupo Industrial Bimbo S.A. de
                     C.V. (Series A)..............        1,605,270
        156,900    Grupo Modelo S.A. de C.V.
                     (Series C)...................        1,455,008
        273,300    Jugos de Valle S.A. de C.V.
                     (Series B)...................          531,358
         40,420    Panamerican Beverages, Inc.
                     (Class A)....................        1,354,070
                                                    ---------------
                                                          8,249,226
                                                    ---------------
                   MEDIA GROUP
         61,590    Grupo Televisa S.A. (GDR)*.....        1,890,043
                                                    ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW EMERGING MARKETS OPPORTUNITIES TRUST
PORTFOLIO OF INVESTMENTS JULY 31, 1997 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                              VALUE
-------------------------------------------------------------------
                   METALS & MINING
         94,850    Tubos de Acero de Mexico S.A.
                     de C.V. (ADR)*...............  $     1,784,366
                                                    ---------------
                   MULTI-INDUSTRY
        211,580    DESC S.A. de C.V. (Series B)...        1,943,137
                                                    ---------------
                   RETAIL
        229,106    Cifra S.A. de C.V. (Series
                     A)...........................          431,369
      1,873,200    Cifra S.A. de C.V. (Series
                     C)*..........................        3,234,612
                                                    ---------------
                                                          3,665,981
                                                    ---------------
                   TELECOMMUNICATIONS
        162,035    Telefonos de Mexico S.A. de
                     C.V. (Series L) (ADR)........        8,992,942
                                                    ---------------
                   TOTAL MEXICO...................       47,941,060
                                                    ---------------
                   PAKISTAN (0.0%)
                   BANKING
             11    Muslim Commercial Bank Ltd.....               12
                                                    ---------------

                   PERU (2.8%)
                   BREWERS
      1,410,440    Union De Cervecerias Peruanas
                     Backus & Johnson S.A. (T
                     Shares)......................        1,207,732
                                                    ---------------
                   BUILDING MATERIALS
        889,558    Cementos Lima, S.A.............        1,879,112
                                                    ---------------
                   FINANCIAL SERVICES
         84,106    Credicorp Ltd. (ADR)...........        1,619,040
                                                    ---------------
                   METALS & MINING
         86,801    Compania de Minas Buenaventura
                     S.A. (A Shares)..............          710,517
         37,000    Compania de Minas Buenaventura
                     S.A. (ADR)...................          670,625
         20,125    Compania de Minas Buenaventura
                     S.A. (B Shares)..............          181,133
                                                    ---------------
                                                          1,562,275
                                                    ---------------

SHARES/PRINCIPAL
     AMOUNT                                              VALUE
-------------------------------------------------------------------
                   TELECOMMUNICATIONS
         43,050    Telefonica del Peru S.A.
                     (ADR)........................  $     1,062,797
      1,126,424    Telefonica del Peru S.A. (B
                     Shares)......................        2,766,134
                                                    ---------------
                                                          3,828,931
                                                    ---------------

                   TOTAL PERU.....................       10,097,090
                                                    ---------------

                   PHILIPPINES (2.2%)
                   BANKS
        622,200    Bank of the Philippine
                     Islands......................        3,250,941
                                                    ---------------
                   BUILDING & CONSTRUCTION
         $2,150K   Bacnotan Consolidated
                     Industries 5.50% due 06/21/04
                     (Conv.)......................        1,408,250
                                                    ---------------
                   DIVERSIFIED MANUFACTURING
       7,044,000   Solid Group, Inc...............        1,023,696
                                                    ---------------
                   TELECOMMUNICATIONS
          57,450   Philippine Long Distance
                     Telephone Co.................        1,928,253
                                                    ---------------
                   UTILITIES - ELECTRIC
         103,038   Manila Electric Co. (B
                     Shares)......................          449,231
                                                    ---------------

                   TOTAL PHILIPPINES..............        8,060,371
                                                    ---------------

                   POLAND (1.9%)
                   BREWERY
          12,800   Zaklady Piwowarskie w Zywcu
                     S.A. (Zywiec)................          864,915
                                                    ---------------
                   GLASS
          71,000   Krosno S.A.....................          850,852
                                                    ---------------
                   INVESTMENT COMPANIES
          52,193   Polish National Investment
                     Fund*........................        1,846,272
                                                    ---------------
                   MEDIA
          83,750   @Entertainment, Inc............        1,758,750
                                                    ---------------
                   PUBLISHING
           7,892   International Trading &
                     Investment Co................        1,736,240
                                                    ---------------

                   TOTAL POLAND...................        7,057,029
                                                    ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW EMERGING MARKETS OPPORTUNITIES TRUST
PORTFOLIO OF INVESTMENTS JULY 31, 1997 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                              VALUE
-------------------------------------------------------------------
                   PORTUGAL (0.3%)
                   BUILDING MATERIALS
         33,200    Cimentos de Portugal S.A.......  $       854,837
                                                    ---------------
                   FOREST PRODUCTS, PAPER & PACKING
         29,950    Portucel Industrial Empresa
                     S.A..........................          256,300
                                                    ---------------

                   TOTAL PORTUGAL.................        1,111,137
                                                    ---------------

                   RUSSIA (4.6%)
                   BANKS
         28,000    Bank Vozrozhdenie (ADR)........          504,000
                                                    ---------------
                   METALS
            266    Norilsk Nickel (RDC) -
                     144A**.......................        4,029,900
                                                    ---------------
                   OIL & GAS
         27,832    Lukoil Holding Co. (ADR) -
                     144A**.......................        2,513,591
         40,000    Surgutneftegaz (ADR) -
                     144A**.......................        2,430,000
                                                    ---------------
                                                          4,943,591
                                                    ---------------
                   TELECOMMUNICATIONS
            129    Nizhny Novogrod Svyazinform
                     (BRIDGE) Certificate -
                     144A**.......................          651,450
            448    Samara Svyazinform (BRIDGE)
                     Certificate - 144A**.........          627,200
            195    Ural Telecom (BRIDGE)
                     Certificate -144A**..........          957,450
                                                    ---------------
                                                          2,236,100
                                                    ---------------
                   UTILITIES - ELECTRIC
        110,594    Mosenergo (ADR) - 144A**.......        5,094,292
                                                    ---------------
                   TOTAL RUSSIA...................       16,807,883
                                                    ---------------

                   SOUTH AFRICA (2.8%)
                   BANKS
        139,370    Amalgamated Banks of South
                     Africa.......................        2,055,707
                                                    ---------------

SHARES/PRINCIPAL
     AMOUNT                                              VALUE
-------------------------------------------------------------------
                   FINANCE - DIVERSIFIED
         25,030    Anglo American Corp. of South
                     Africa Ltd...................  $     1,423,578
        115,000    Johnnies Industrial Corp.,
                     Ltd..........................        1,652,299
                                                    ---------------
                                                          3,075,877
                                                    ---------------
                   METALS & MINING
         36,575    Billiton (Letter of
                     Entitlement).................          131,673
        109,725    Billiton PLC...................          399,779
         29,260    Gencor Ltd.....................           69,803
                                                    ---------------
                                                            601,255
                                                    ---------------
                   MULTI-INDUSTRY
        147,781    Rembrandt Group Ltd............        1,490,309
                                                    ---------------
                   OIL & GAS
        117,700    Sasol Ltd......................        1,410,307
                                                    ---------------
                   RETAIL
        218,100    JD Group Ltd...................        1,608,198
                                                    ---------------

                   TOTAL SOUTH AFRICA.............       10,241,653
                                                    ---------------

                   SOUTH KOREA (3.8%)
                   BANKS - COMMERCIAL
         28,497    Housing & Commercial Bank,
                     Korea (GDR)..................          598,437
                                                    ---------------
                   BUILDING & CONSTRUCTION
         45,910    L.G. Construction Ltd..........          697,956
                                                    ---------------
                   ELECTRONIC & ELECTRICAL EQUIPMENT
         22,873    Samsung Electronics............        2,396,084
                                                    ---------------
                   ELECTRONICS - SEMICONDUCTORS/COMPONENTS
         23,520    L.G. Semiconductor Co.*........        1,154,811
                                                    ---------------
                   STEEL & IRON
        170,200    Pohang Iron & Steel Co., Ltd.
                     (ADR)........................        4,850,700
                                                    ---------------
                   UTILITIES - ELECTRIC
        214,000    Korea Electric Power Corp.
                     (ADR)........................        3,959,000
                                                    ---------------

                   TOTAL SOUTH KOREA..............       13,656,988
                                                    ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW EMERGING MARKETS OPPORTUNITIES TRUST
PORTFOLIO OF INVESTMENTS JULY 31, 1997 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                              VALUE
-------------------------------------------------------------------
                   TAIWAN (6.2%)
                   COMPUTERS
        225,750    Acer Inc. (GDR)................  $     3,864,840
        212,000    Acer Inc. (GDR) - 144A**.......        3,657,000
                                                    ---------------
                                                          7,521,840
                                                    ---------------
                   ELECTRONIC & ELECTRICAL EQUIPMENT
         $1,310K   United Microelectronics Corp.,
                     Ltd. 1.25% due 06/08/04
                     (Conv.) - 144A**.............        6,157,000
                                                    ---------------
                   INDUSTRIALS
            $640 K Far Eastern Department Stores
                     3.00% due 07/06/01 (Conv.)...          673,600
                                                    ---------------
                   INVESTMENT COMPANIES
         491,200   ROC Taiwan Fund................        6,201,400
                                                    ---------------
                   STEEL & IRON
          82,000   China Steel Corp. (GDS)........        1,824,500
                                                    ---------------

                   TOTAL TAIWAN...................       22,378,340
                                                    ---------------

                   VENEZUELA (3.7%)
                   TELECOMMUNICATIONS
         187,900   Compania Anonima Nacional
                     Telefonos de Venezuela
                     (ADR)*.......................        8,197,137
                                                    ---------------
                   UTILITIES - ELECTRIC
       3,151,300   C.A. la Electridad de Caracas
                     S.A.C.A......................        5,144,850
                                                    ---------------

                   TOTAL VENEZUELA................       13,341,987
                                                    ---------------

SHARES/PRINCIPAL
     AMOUNT                                              VALUE
-------------------------------------------------------------------

TOTAL COMMON AND PREFERRED
STOCKS,
CONVERTIBLE BONDS AND
WARRANTS
(IDENTIFIED COST
$257,926,795)...............       95.5%  $346,819,082

CASH AND OTHER ASSETS IN
EXCESS OF LIABILITIES.......        4.5     16,238,926
                                  -----   ------------

NET ASSETS..................      100.0%  $363,058,008
                                  -----   ------------
                                  -----   ------------

---------------------
ADR  American Depository Receipt.
GDR  Global Depository Receipt.
GDS  Global Depository Shares.
RCP  Receipt Shares.
RDC  Russian Depository Certificate.
 K   In thousands.
 *   Non-income producing security.
**   Resale is restricted to qualified institutional investors.
(a) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $100,640,036 and the aggregate gross unrealized depreciation is $11,747,749, resulting in net unrealized appreciation of $88,892,287.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT JULY 31, 1997:

                                        UNREALIZED
CONTRACTS TO       IN       DELIVERY   APPRECIATION
  RECEIVE     EXCHANGE FOR    DATE    (DEPRECIATION)
----------------------------------------------------
HKD   4,856   $       627   8/04/97      --
ZAR 7,456,188 $ 1,167,043   8/05/97      --
                                          -----
Net unrealized appreciation.........     --
                                          -----
                                          -----

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW EMERGING MARKETS OPPORTUNITIES TRUST
SUMMARY OF INVESTMENTS JULY 31, 1997 (UNAUDITED)

                                                                  PERCENT OF
INDUSTRY                                          VALUE           NET ASSETS
-------------------------------------------------------------------------------
Agriculture...............................  $        1,231,299           0.3%
Auto Trucks & Parts.......................           1,193,100           0.3
Banking...................................           7,670,414           2.1
Banks.....................................          20,129,457           5.6
Banks - Commercial........................             598,437           0.2
Brewers...................................           1,207,732           0.3
Brewery...................................           3,354,039           0.9
Building & Construction...................           5,030,684           1.4
Building Materials........................           9,445,155           2.6
Chemicals.................................          13,488,037           3.7
Computers.................................           7,521,840           2.1
Conglomerates.............................          16,156,301           4.5
Consumer Products.........................           4,284,248           1.2
Diversified Manufacturing.................           1,023,696           0.3
Electric..................................           4,033,185           1.1
Electronic & Electrical Equipment.........           8,553,084           2.4
Electronics - Semiconductors/
  Components..............................           1,154,811           0.3
Finance - Diversified.....................           3,075,877           0.8
Financial Services........................          14,177,436           3.9
Food, Beverage, Tobacco & Household
  Products................................          17,131,321           4.7
Forest Products, Paper & Packing..........             256,300           0.1
Gas.......................................           1,418,242           0.4
Glass.....................................             850,852           0.2
Hotels....................................             516,055           0.1
Industrials...............................           2,539,100           0.7
Investment Companies......................          15,077,312           4.2

                                                                  PERCENT OF
INDUSTRY                                          VALUE           NET ASSETS
-------------------------------------------------------------------------------
Leisure...................................  $          477,539           0.1%
Machinery.................................             419,610           0.1
Media.....................................           1,758,750           0.5
Media Group...............................           1,890,043           0.5
Metals....................................           4,029,900           1.1
Metals & Mining...........................           7,832,997           2.2
Multi-Industry............................          12,022,142           3.3
Oil & Gas.................................          19,930,531           5.5
Pharmaceuticals...........................           4,448,956           1.2
Publishing................................           2,636,545           0.7
Real Estate...............................             809,032           0.2
Retail....................................          10,097,379           2.8
Retail - Department Stores................           7,412,763           2.0
Steel.....................................           1,375,318           0.4
Steel & Iron..............................           7,243,060           2.0
Supermarkets..............................             432,300           0.1
Telecommunications........................          67,836,025          18.7
Textiles..................................             549,325           0.2
Utilities - Electric......................          34,498,853           9.5
                                            ------------------           ---
                                            $      346,819,082          95.5%
                                            ------------------           ---
                                            ------------------           ---

                                                                  PERCENT OF
TYPE OF INVESTMENT                                VALUE           NET ASSETS
-------------------------------------------------------------------------------
Common Stocks.............................  $      290,765,699          80.1%
Convertible Bonds.........................           8,238,850           2.3
Preferred Stocks..........................          46,989,044          12.9
Warrants..................................             825,489           0.2
                                            ------------------           ---
                                            $      346,819,082          95.5%
                                            ------------------           ---
                                            ------------------           ---

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW EMERGING MARKETS OPPORTUNITIES TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 1997 (UNAUDITED)

ASSETS:
Investments in securities, at value
  (identified cost $257,926,795)............................  $346,819,082
Cash........................................................    20,207,251
Receivable for:
    Investments sold........................................     3,514,049
    Dividends...............................................     1,091,022
    Interest................................................        86,400
    Foreign withholding taxes reclaimed.....................        24,108
Deferred organizational expenses............................        16,476
Prepaid expenses and other assets...........................        53,800
                                                              ------------

     TOTAL ASSETS...........................................   371,812,188
                                                              ------------

LIABILITIES:
Payable for:
    Investments purchased...................................     8,028,120
    Administration fee......................................       249,827
    Investment advisory fee.................................       166,551
Accrued expenses and other payables.........................       309,682
                                                              ------------

     TOTAL LIABILITIES......................................     8,754,180
                                                              ------------

     NET ASSETS.............................................  $363,058,008
                                                              ------------
                                                              ------------

COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................  $300,121,378
Net unrealized appreciation.................................    88,896,777
Accumulated undistributed net investment income.............       459,256
Accumulated net realized loss...............................   (26,419,403)
                                                              ------------

     NET ASSETS.............................................  $363,058,008
                                                              ------------
                                                              ------------

NET ASSET VALUE PER SHARE,
  20,763,733 SHARES OUTSTANDING (UNLIMITED SHARES AUTHORIZED
  OF $.01
  PAR VALUE)................................................
                                                                    $17.49
                                                              ------------
                                                              ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW EMERGING MARKETS OPPORTUNITIES TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JULY 31, 1997

NET INVESTMENT INCOME:

INCOME
Dividends (net of $299,786 foreign withholding tax).........  $ 4,026,347
Interest....................................................      283,027
                                                              -----------

     TOTAL INCOME...........................................    4,309,374
                                                              -----------

EXPENSES
Management fee..............................................    1,211,207
Investment advisory fee.....................................      807,471
Custodian fees..............................................      357,041
Shareholder servicing expenses..............................      135,060
Professional fees...........................................       55,699
Shareholder reports and notices.............................       39,828
Registration fees...........................................       16,136
Trustees' fees and expenses.................................       16,047
Organizational expenses.....................................        4,978
Other.......................................................       34,590
                                                              -----------

     TOTAL EXPENSES.........................................    2,678,057
                                                              -----------

     NET INVESTMENT INCOME..................................    1,631,317
                                                              -----------

NET REALIZED AND UNREALIZED GAIN:
Net realized gain on:
    Investments.............................................   23,464,956
    Foreign exchange transactions...........................       16,129
                                                              -----------

     NET GAIN...............................................   23,481,085
                                                              -----------
Net change in unrealized appreciation/depreciation on:
    Investments.............................................   32,995,450
    Translation of foreign currency contracts, other assets
      and liabilities denominated in foreign currencies.....        3,913
                                                              -----------

     NET APPRECIATION.......................................   32,999,363
                                                              -----------

     NET GAIN...............................................   56,480,448
                                                              -----------

NET INCREASE................................................  $58,111,765
                                                              -----------
                                                              -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW EMERGING MARKETS OPPORTUNITIES TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                 FOR THE SIX
                                                                MONTHS ENDED        FOR THE YEAR
                                                                JULY 31, 1997          ENDED
                                                                 (UNAUDITED)      JANUARY 31, 1997
--------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income.......................................    $  1,631,317        $      331,538
Net realized gain (loss)....................................      23,481,085            (1,662,158)
Net change in unrealized appreciation.......................      32,999,363            35,901,840
                                                              -----------------   ----------------

     NET INCREASE...........................................      58,111,765            34,571,220

Dividends from net investment income........................        (361,291)             (963,188)
Net decrease from transactions in shares of beneficial
  interest..................................................        --                  (1,472,887)
                                                              -----------------   ----------------

     NET INCREASE...........................................      57,750,474            32,135,145

NET ASSETS:
Beginning of period.........................................     305,307,534           273,172,389
                                                              -----------------   ----------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF
    $459,256 AND DIVIDENDS IN EXCESS OF NET INVESTMENT
    INCOME OF $810,770, RESPECTIVELY).......................    $363,058,008        $  305,307,534
                                                              -----------------   ----------------
                                                              -----------------   ----------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW EMERGING MARKETS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS JULY 31, 1997 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES

TCW/DW Emerging Markets Opportunities Trust (the 'Trust') is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The Trust's investment objective is to seek capital appreciation through investment in equity securities of emerging market countries. The Trust was organized as a Massachusetts business trust on December 22, 1993 and commenced operations on March 30, 1994.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by TCW Funds Management, Inc. (the "Adviser") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) certain of the Trust's portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluation by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

TCW/DW EMERGING MARKETS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS JULY 31, 1997 (UNAUDITED) CONTINUED

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted over the life of the respective securities. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Trust is informed after the ex-dividend date. Interest income is accrued daily.

C. FOREIGN CURRENCY TRANSLATION -- The books and records of the Trust are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Trust does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

D. FORWARD FOREIGN CURRENCY CONTRACTS -- The Trust may enter into forward foreign currency contracts as a hedge against fluctuations in foreign exchange rates. Forward contracts are valued daily at the appropriate exchange rates. The resultant exchange gains and losses are included in the Statement of Operations as unrealized gain/loss on foreign exchange transactions. The Trust records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

E. FEDERAL INCOME TAX STATUS -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Trust records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their

TCW/DW EMERGING MARKETS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS JULY 31, 1997 (UNAUDITED) CONTINUED

federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

G. ORGANIZATIONAL EXPENSES -- Dean Witter InterCapital Inc., an affiliate of Dean Witter Services Company Inc. (the "Manager") paid the organizational expenses of the Trust in the amount of approximately $50,000 which have been reimbursed for the full amount thereof. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

2. MANAGEMENT AGREEMENT

Pursuant to a Management Agreement, the Trust pays the Manager a management fee, calculated weekly and payable monthly, by applying the annual rate of 0.75% to the Trust's weekly net assets.

Under the terms of the Management Agreement, the Manager maintains certain of the Trust's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Trust who are employees of the Manager. The Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Trust.

3. INVESTMENT ADVISORY AGREEMENT

Pursuant to an Investment Advisory Agreement with the Adviser, the Trust pays the Adviser an advisory fee, calculated weekly and payable monthly, by applying the annual rate of 0.50% to the Trust's weekly net assets.

Under the terms of the Investment Advisory Agreement, the Trust has retained the Adviser to invest the Trust's assets, including placing orders for the purchase and sale of portfolio securities. The Adviser obtains and evaluates such information and advice relating to the economy, securities markets, and specific securities as it considers necessary or useful to continuously manage the assets of the Trust in a manner consistent with its investment objective. In addition, the Adviser pays the salaries of all personnel, including officers of the Trust, who are employees of the Adviser.

TCW/DW EMERGING MARKETS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS JULY 31, 1997 (UNAUDITED) CONTINUED

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended July 31, 1997 aggregated $121,048,620 and $131,463,707, respectively.

For the period May 31, 1997 through July 31, 1997, the Trust incurred brokerage commissions with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager since May 31, 1997, in the amount of $12,810.

Dean Witter Trust Company, an affiliate of the Manager, is the Trust's transfer agent. At July 31, 1997, the Trust had transfer agent fees and expenses payable of approximately $76,000.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                                                    CAPITAL
                                                                                                    PAID IN
                                                                                      PAR          EXCESS OF
                                                                     SHARES          VALUE         PAR VALUE
                                                                   -----------   --------------   -----------
Balance, January 31, 1996........................................   20,900,233         $209,002   $301,318,567
Treasury shares purchased and retired
 (weighted average discount 18.33%)*.............................     (136,500)          (1,365)   (1,471,522)
                                                                   -----------   --------------   -----------
Balance, January 31, 1997 and July 31, 1997......................   20,763,733   $      207,637   $299,847,045
                                                                   -----------   --------------   -----------
                                                                   -----------   --------------   -----------


---------------------
 *   The Trustees have voted to retire the shares purchased.

6. FEDERAL INCOME TAX STATUS

At January 31, 1997, the Trust had a net capital loss carryover of approximately $48,382,000 of which $40,283,000 will be available through January 31, 2004 and $8,099,000 will be available through January 31, 2005 to offset future capital gains to the extent provided by regulations.

Capital and foreign currency losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Trust's next taxable year. The Trust incurred and will elect to defer net capital and foreign currency losses of approximately $1,107,000 and $17,000, respectively, during fiscal 1997.

As of January 31, 1997, the Trust had temporary book/tax differences primarily attributable to post-October losses, capital loss deferrals on wash sales and income from the mark-to-market of passive foreign investment companies.

TCW/DW EMERGING MARKETS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS JULY 31, 1997 (UNAUDITED) CONTINUED

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Trust may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Trust bears the risk of an unfavorable change in foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At July 31, 1997, the Trust had outstanding forward contracts to facilitate settlements of foreign currency denominated portfolio transactions.

At July 31, 1997, the Trust's cash balance consisted principally of interest bearing deposits with Chase Manhattan N.A., the Trust's custodian.

TCW/DW EMERGING MARKETS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                       FOR THE
                                     FOR THE                           PERIOD
                                    SIX MONTHS                        MARCH 30,
                                      ENDED      FOR THE YEAR ENDED     1994*
                                     JULY 31,       JANUARY 31,        THROUGH
                                       1997     --------------------   JANUARY
                                    (UNAUDITED)   1997       1996     31, 1995
-------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of
 period............................ $   14.70   $   13.07  $  11.18   $  14.02
                                    ----------  ---------  ---------  ---------
Net investment income..............      0.08        0.02      0.04       0.11
Net realized and unrealized gain
 (loss)............................      2.73        1.65      1.73      (2.89)
                                    ----------  ---------  ---------  ---------
Total from investment operations...      2.81        1.67      1.77      (2.78)
                                    ----------  ---------  ---------  ---------
Offering costs charged against
 capital...........................     -           -         -          (0.02)
                                    ----------  ---------  ---------  ---------
Less dividends and distributions
 from:
   Net investment income...........     (0.02)      (0.05)    (0.02)     (0.09)
   Net realized gain...............     -           -         -          (0.01)
                                    ----------  ---------  ---------  ---------
Total dividends and
 distributions.....................     (0.02)      (0.05)    (0.02)     (0.10)
                                    ----------  ---------  ---------  ---------
Anti-dilutive effect of acquiring
 treasury shares...................     -            0.01      0.14       0.06
                                    ----------  ---------  ---------  ---------
Net asset value, end of period..... $   17.49   $   14.70  $  13.07   $  11.18
                                    ----------  ---------  ---------  ---------
                                    ----------  ---------  ---------  ---------
Market value, end of period........ $  15.813   $  13.125  $  12.25   $  9.875
                                    ----------  ---------  ---------  ---------
                                    ----------  ---------  ---------  ---------
TOTAL INVESTMENT RETURN+...........     20.62%(1)      7.59%    24.28%   (33.52)%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses...........................      1.66%(2)      1.72%     1.69%     1.73%(2)
Net investment income..............      1.01%(2)      0.12%     0.28%     0.94%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands.........................   $363,058   $305,308   $273,172   $254,358
Portfolio turnover rate............        38%(1)        66%       66%       61%(1)
Average commission rate paid.......   $0.0008     $0.0012     -          -

---------------------
 *   Commencement of operations.
 + Total investment return is based upon the current market value on the last day of each period reported. Dividends and distributions are assumed to be reinvested at the prices obtained under the Trust's dividend reinvestment plan. Total investment return does not reflect brokerage commissions.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
John C. Argue
Richard M. DeMartini
Charles A. Fiumefreddo
John R. Haire
Dr. Manuel H. Johnson
Thomas E. Larkin, Jr.
Michael E. Nugent
John L. Schroeder
Marc I. Stern


OFFICERS
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Thomas E. Larkin, Jr.
President

Barry Fink
Vice President, Secretary and
General Counsel

Shaun C.K. Chan
Vice President

Michael P. Reilly
Vice President

Terence F. Mahony
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

MANAGER
Dean Witter Services Company Inc.

ADVISER
TCW Funds Management, Inc.


The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

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     SEMIANNUAL REPORT
     JULY 31, 1997